Share-Based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based compensation
Schedule of changes of period for equity-settled warrant plans

Number of shares (after share split) warrants give right to across all plans	2025	2024
Outstanding at January 1	2,258,319	1,635,606
Granted	1,218,754	1,297,713
Forfeited	(84,502)	(474,000)
Exercised	(13,875)	(78,525)
Expired	(170,877)	(122,475)
Outstanding at December 31	3,207,819	2,258,319
Exercisable at December 31	1,893,182	1,453,727

Schedule of 2018 warrant plan

Number of shares (after share split) warrants give right to for 2018 Plan	2025	2024
Outstanding at January 1	—	50,000
Granted	—	—
Forfeited	—	(50,000)
Exercised	—	—
Expired	—	—
Outstanding at December 31	—	—
Exercisable at December 31	—	—

Schedule of 2020 warrant plan

Number of shares/warrants give right to for 2020 Plan	2025	2024
Outstanding at January 1	30,000	410,500
Granted	—	—
Forfeited	—	(330,500)
Exercised	—	(2,400)
Expired	(30,000)	(47,600)
Outstanding at December 31	—	30,000
Exercisable at December 31	—	30,000

Schedule of 2021 warrant plan

Number of shares/warrants give right to for 2021 Plan	2025	2024
Outstanding at January 1	930,875	1,119,250
Granted	—	—
Forfeited	(10,000)	(51,125)
Exercised	(11,375)	(63,625)
Expired	(80,125)	(73,625)
Outstanding at December 31	829,375	930,875
Exercisable at December 31	794,785	800,819

Schedule of 2022 warrant plan

Number of shares/warrants give right to for 2022 Plan	2025	2024
Outstanding at January 1	643,875	55,856
Granted	—	644,144
Forfeited	(39,627)	(42,375)
Exercised	(2,500)	(12,500)
Expired	(36,627)	(1,250)
Outstanding at December 31	565,121	643,875
Exercisable at December 31	419,246	376,186

Schedule of 2024 warrant plan

Number of shares/warrants give right to for 2024 Plan	2025	2024
Outstanding at January 1	653,569	—
Granted	344,431	653,569
Forfeited	(31,125)	—
Exercised	—	—
Expired	(4,125)	—
Outstanding at December 31	962,750	653,569
Exercisable at December 31	463,070	246,722

Schedule of 2025 warrant plan

Number of shares/warrants give right to for 2025 Plan	2025	2024
Outstanding at January 1	—	—
Granted	804,323	—
Forfeited	(3,750)	—
Exercised	—	—
Expired	(20,000)	—
Outstanding at December 31	780,573	—
Exercisable at December 31	198,581	—

Schedule of 2025-2 warrant plan

Number of shares/warrants give right to for 2025-2 Plan	2025	2024
Outstanding at January 1	—	—
Granted	70,000	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding at December 31	70,000	—
Exercisable at December 31	17,500	—

Schedule of number of shares warrants

Total	2025	2024
Exercisable warrants at December 31	1,893,182	1,453,726
Shares representing the exercisable warrants at December 31	1,893,182	1,453,726
Weighted average exercise price per share	8.34	8.18
Weighted average share price at the date of exercise	6.56	9.24

Schedule of input to Black-Scholes model for warrants granted

The following table provides the input to the Black-Scholes model for warrants granted in 2020, 2021, 2022, 2023, 2024 and 2025 related to the 2020 warrant plan, the 2021 warrant plan, the 2022 warrant plan, the 2024 warrant plan, the 2025 warrant plan and the 2025-2 warrant plan. The table and notes uses as a basis, the number of shares the warrants give right to across all plans.

		2021 Plan	2021 Plan	2021 Plan	2021 Plan
	2020 Plan	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	(grant 2020)	2021)	2021)	2022)	2022)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	56.32%	51.30%	51.50%	49.80%	49.80%
Risk-free interest rate	-0.20%	-0.36%	-0.18%	0.37%	0.37%
Expected life	3	3	3	3	3
Exercise price	11.94	25.31	25.31	17.76	25.31
Stock price	10.20	25.75	20.50	17.50	17.50
Fair value	3.31	9.22	5.94	6.05	4.15

	2021 Plan	2021 Plan	2021 Plan	2021 Plan	2021 Plan
	(grant Feb 21	(grant May 14	(grant Jun 8	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)	2022)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	49.80%	49.80%	52.60%	53.71%	53.97%
Risk-free interest rate	0.50%	1.06%	1.60%	1.39%	1.45%
Expected life	4	3	3	3	4
Exercise price	17.76	13.82	12.95	9.66	9.66
Stock price	17.50	13.82	13.34	9.75	9.75
Fair value	6.90	4.94	5.21	3.79	4.32

	2021 Plan	2021 Plan	2021 Plan	2022 Plan	2022 Plan
	(grant Mar 24	(grant Apr 12	(grant Jun 14	(grant Jun 14	(grant Oct 20
	2023)	2023)	2023)	2023)	2023)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	51.28%	51.28%	50.00%
Risk-free interest rate	3.20%	3.24%	3.36%	3.36%	3.55%
Expected life	3	3	3	3	3
Exercise price	5.42	6.36	7.19	7.19	5.92
Stock price	6.70	7.08	7.10	7.10	5.60
Fair value	3.09	3.04	2.75	2.75	2.07

	2022 Plan	2022 Plan	2022 Plan	2024 Plan	2024 Plan
	(grant Feb 01	(grant Apr 21	(grant Aug 2	(grant Aug 2	(grant Sep 18
	2024)	2024)	2024)	2024)	2024)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	62.20%	65.50%	66.00%	66.00%	65.20%
Risk-free interest rate	2.63%	3.08%	2.55%	2.55%	2.38%
Expected life	3	3	3	3	3
Exercise price	5.24	9.04	7.88	7.88	7.20
Stock price	9.96	9.20	7.56	7.56	7.54
Fair value	6.26	4.40	3.47	3.47	3.60

	2024 Plan	2024 Plan	2024 Plan	2024 Plan	2025 Plan
	(grant Nov 25	(grant Nov 25	(grant Feb 1	(grant Feb 1	(grant Feb 1
	2024)	2024)	2025)	2025)	2025)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	63.70%	63.70%	63.00%	63.00%	63.00%
Risk-free interest rate	2.24%	2.24%	2.26%	2.26%	2.26%
Expected life	3	3	3	3	3
Exercise price	7.69	8.04	9.63	10.15	10.15
Stock price	8.10	8.10	10.15	10.15	10.15
Fair value	3.80	3.70	4.76	4.61	4.61

	2025 Plan	2025 Plan	2025 Plan	2024 Plan	2025 Plan
	(grant Mar 14	(grant Apr 8	(grant May 5	(grant Sept 6	(grant Sept 6
	2025)	2025)	2025)	2025)	2025)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	63.00%	65.24%	64.97%	64.90%	64.90%
Risk-free interest rate	2.40%	2.11%	2.02%	2.16%	2.16%
Expected life	3	3	3	3	3
Exercise price	10.80	7.20	5.65	4.92	4.92
Stock price	10.80	5.76	5.65	4.92	4.92
Fair value	4.91	2.31	2.60	2.27	2.27

	2025 Plan	2025-2 Plan
	(grant Oct 13	(grant Oct 13
	2025)	2025)
Return dividend	0%	0%
Expected volatility	65.53%	65.53%
Risk-free interest rate	2.18%	2.18%
Expected life	3	3
Exercise price	5.56	5.56
Stock price	5.56	5.56
Fair value	2.59	2.59

	2021 Plan	2021 Plan	2021 Plan	2021 Plan
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	2021)	2021)	2022)	2022)
Return dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.25%	3.25%	3.17%	3.36%
Expected life	2	2	2	2
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	2.00	3.00	3.00	2.00
Incremental fair value	2.38	2.40	2.23	2.38

	2021 Plan	2021 Plan	2021 Plan	2021 Plan
	(grant Feb 21	(grant May 14	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)
Return dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.03%	3.13%	3.13%	2.98%
Expected life	3	2	3	4
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	3.05	2.75	2.87	3.21
Incremental fair value	2.23	1.92	1.28	1.19